Investments, Debt and Derivatives - Schedule of Investments and Derivatives Assets (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments and Derivatives Assets [Line Items]
Total other financial assets	$ 8
At amortized cost
Other investments	457	550
Total investments and derivatives	465	550
Non-current		343
Current	465	207
Other Financial Assets – VEON Ltd. Shares [Member]
Schedule of Investments and Derivatives Assets [Line Items]
Total other financial assets	8
Loan receivable from VEON Amsterdam B.V. [Member]
At amortized cost
Other investments	363	343
Security deposits and cash collateral [Member]
At amortized cost
Other investments	64	56
Other investment [Member]
At amortized cost
Other investments	$ 30	$ 151